Marketable debt securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Marketable Debt Instruments [Abstract]
Balance at beginning of the year	R$ 99,842,955	R$ 94,658,300	R$ 70,355,249
Issuances	59,663,420	50,313,469	72,936,057
Payments	(97,009,957)	(56,164,769)	(63,516,234)
Interest (Note 34)	7,901,199	12,212,922	10,047,874
Exchange differences and Others	(150,605)	(1,305,204)	4,835,354
Additions arising from acquisitions of companies	0	128,237	0
Balance at end of the year	R$ 70,247,012	R$ 99,842,955	R$ 94,658,300